Financial assets measured at fair value through profit or loss (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	$ 45,850	$ 89,137	$ 0
Number of vessels | vessel	1
Financial assets measured at fair value through profit or loss	$ 0	74,157
Dividend from financial assets measured at fair value through profit or loss	$ 5,942	3,803	$ 0
Equity investments | DHT Holdings, Inc.
Disclosure of financial assets [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities		$ 89,100
Number of shares in entity held by entity or by its subsidiaries or associates | shares	4,295,218	7,982,480
Percentage of voting equity interests acquired		4.99%
Weighted average share price (in USD per share) | $ / shares	$ 10.67	$ 11.17
Financial assets measured at fair value through profit or loss		$ 74,200
Dividend from financial assets measured at fair value through profit or loss	$ 5,900	$ 3,800
Number of shares in entity held by entity or by its subsidiaries or associates, sold | shares	12,277,698
Weighted average share price, equities sold | $ / shares	$ 12.64